Debt- Assumed Call Options and Warrants (Details) - USD ($) shares in Millions, $ in Millions	2 Months Ended	3 Months Ended
	Jul. 01, 2016	Jul. 01, 2016	May 12, 2016
Debt Instrument [Line Items]
Warrants and Rights Outstanding	$ 71	$ 71	$ 613
Proceeds from Warrant Exercises		$ 409
Stock Issued During Period, Shares, New Issues		1.4
Stock Issued During Period, Value, New Issues		$ 70
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	7
Other Income [Member]
Debt Instrument [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 7
Exchange Option [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Gain (Loss) on Conversion		(14)
Call Option [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Gain (Loss) on Conversion		$ (42)